Schedule of loan payable, lease payable and current portion of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loan Payable Lease Payable And Current Portion Of Long-term Debt
Current portion of long-term debt (note 20)	$ 508	$ 340
Leases payable	9	23
Total	$ 517	$ 363